Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes And Tax Related [Line Items]
Tax Cuts And Jobs Act Of 2017, incomplete accounting, change in tax rate, deferred tax asset, provisional income tax expense		$ 166,900
Tax Cuts and Job Acts of 2017, additional gross income subject to taxation	$ 7,700
Valuation allowance	467,705	304,509
Federal
Income Taxes And Tax Related [Line Items]
Research and development credits	$ 41	$ 41